Customer Leases, as Lessor	12 Months Ended
Dec. 31, 2014
Customer Leases, as Lessor [Line Items]
Customer Leases, as Lessor

14. Customer Leases, as Lessor

Future minimum lease payments to be received under non-cancelable operating customer leases (exclusive of recoveries of operating costs from customers) are as follows for the years ending December 31 (in thousands):

2015	$193,310
2016	171,854
2017	137,121
2018	106,373
2019	68,669
Thereafter	215,088
Total	$892,415

Qualitytech, LP [Member]
Customer Leases, as Lessor [Line Items]
Customer Leases, as Lessor

14. Customer Leases, as Lessor

Future minimum lease payments to be received under non-cancelable operating customer leases (exclusive of recoveries of operating costs from customers) are as follows for the years ending December 31 (in thousands):

2015	$193,310
2016	171,854
2017	137,121
2018	106,373
2019	68,669
Thereafter	215,088
Total	$892,415